Interim Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Loss (Unaudited) - SGD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	$ 659,389	$ 350,045
Cost of sales	(457,623)	(310,279)
Gross profit	201,766	39,766
Other income	81,833	52,711
Less: Expenses
- Marketing	(86,481)	(38,873)
- Administrative expenses	(1,615,150)	(5,277,601)
- Finance costs	(1,023)	(1,299)
Loss before tax	(1,419,055)	(5,225,296)
Income tax expenses
Loss for the period	(1,419,055)	(5,225,296)
Items that may be reclassified subsequently to profit or loss:
- Exchange differences on translation of foreign operations	3,011	16,557
Total comprehensive loss for the period	$ (1,416,044)	$ (5,208,739)
Loss per share for the loss attributable to owners of the Company (in dollar)
Basic	$ (0.13)	$ (1.11)
Diluted	$ (0.13)	$ (1.11)
Weighted average number of ordinary shares for the purpose of calculating the basic loss per share	10,864,802	10,864,802